Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [Abstract]
Trade receivables	$ 125,437	$ 227,343
Tax receivables	45,680	59,350
Prepayments	11,827	9,342
Other accounts receivable	17,390	11,108
Trade and other receivables	200,334	307,143
Euros [Member]
Trade and other receivables [Abstract]
Trade receivables	4,088	65,854
South African Rand [Member]
Trade and other receivables [Abstract]
Trade receivables	23,416	24,513
Chilean Peso [Member]
Trade and other receivables [Abstract]
Trade receivables	5,037	3,386
Other [Member]
Trade and other receivables [Abstract]
Trade receivables	3,974	9,944
All Foreign Currencies [Member]
Trade and other receivables [Abstract]
Trade receivables	$ 36,515	$ 103,697